5. Equity Method Investment	12 Months Ended
Dec. 31, 2016
Notes
5. Equity Method Investment:

5.       EQUITY METHOD INVESTMENT:

          The Company has one investment accounted for using the equity method of accounting.  On November 1, 2013, the Company invested $10.0 million in Meritage Capital, Centennial Absolute Return Fund, L.P. (the "Fund").  An additional $15.0 was invested in the same fund on April 1, 2014.  The carrying value of this investment was $26.2 million as of December 31, 2016, which represents a 20.48% ownership interest in the Fund.  The carrying value of this investment was $25.0 million as of December 31, 2015, which represented a 25.85% ownership interest in the Fund.  The Company recorded earnings of $1.2 million on this investment during 2016.  During 2015, the Company recorded a loss of $1.0 million on this investment due to the volatile market conditions.  The earnings during 2016 and the loss during 2015 were recorded in other revenue on the Company's consolidated statement of income.  With at least 60 days notice, the Company has the ability to redeem its investment in the Fund at the end of any calendar quarter.

Condensed financial information of the equity method investment is as follows:

	December 31, 2016	December 31, 2015
Company's equity method investment	$ 26,201,949	$ 24,989,505
Partnership assets	$ 128,721,905	$ 97,456,613
Partnership liabilities	$ 258,881	$ 148,566
Partnership net (loss) income	$ 6,583,183	$ (3,344,462)